UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  March 31, 2012"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD   May 10, 2012"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		184126



List of Other Included Managers:

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

						Value	Shares	Sh	Put	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000) Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	360	11521	SH		Sole				11521
Alleghany Corp		COM	017175-10-0	5132	15593	SH		Sole				15593
Allergan		COM	018490-10-2	1145	12000	SH		Sole				12000
Avalonbay Comm Reit Inc.COM	053484-10-1	406	2870	SH		Sole				2870
Bank Of Amer Corp	COM	060505-10-4	1085	113417	SH		Sole				113417
Beam Inc Com		COM	073730-10-3	342	5846	SH		Sole				5846
Becton Dickinson&Co Com COM	075887-10-9	1244	16025	SH		Sole				16025
Berkshire Hathaway Cl A	COM	084670-10-8	488	4	SH		Sole				4
Berkshire Hathaway Cl B	COM	084670-70-2	12996	160153	SH		Sole				160153
Boston Properties	COM	101121-10-1	378	3600	SH		Sole				3600
Braintech Inc New Com	COM	105022-20-6	0	35000	SH		Sole				35000
Chevrontexaco Corp Com	COM	166764-10-0	363	3390	SH		Sole				3390
Coca-Cola Corp		COM	191216-10-0	5187	70085	SH		Sole				70085
Corning Inc Com		COM	219350-10-5	1967	139702	SH		Sole				139702
Covidien PLC		COM	g2554f-11-3	5199	95072	SH		Sole				95072
Dell Computer Corp Com	COM	24702r-10-1	4935	297380	SH		Sole				297380
Dover Corp Com		COM	260003-10-8	2978	47307	SH		Sole				47307
Dover Motorsports Inc	COM	260174-10-7	43	29338	SH		Sole				29338
Exxon Mobil Corp	COM	30231g-10-2	7105	81921	SH		Sole				81921
Fdrl Rlty Inv Tr Sbi-NewCOM	313747-20-6	561	5800	SH		Sole				5800
First Natl Bk AK Com 	COM	32112J-10-6	446	292	SH		Sole				292
General Electric Corp	COM	369604-10-3	441	21949	SH		Sole				21949
Genuine Parts Co Com	COM	372460-10-5	5459	86994	SH		Sole				86994
Gladstone Capital Corp 	COM	376535-10-0	1362	167962	SH		Sole				167962
Glaxo Holdings Plc	COM	37733w-10-5	1749	38942	SH		Sole				38942
HCP Inc.		COM	40414L-10-9	432	10950	SH		Sole				10950
Hasbro Inc Com		COM	418056-10-7	3403	92669	SH		Sole				92669
Home Depot Inc Com	COM	437076-10-2	4202	83523	SH		Sole				83523
Home Properties		COM	437306-10-3	238	3900	SH		Sole				3900
IShares Tr MSCI Eafe IdxCOM	464287-46-5	223	4065	SH		Sole				4065
Intrntnl Bus Machine	COM	459200-10-1	396	1900	SH		Sole				1900
Intrntnl Speedway Cl A	COM	460335-20-1	1020	36760	SH		Sole				36760
Johnson & Johnson	COM	478160-10-4	7706	116825	SH		Sole				116825
Leucadia National Corp	COM	527288-10-4	4590	175856	SH		Sole				175856
Loews Corp		COM	540424-10-8	5102	127965	SH		Sole				127965
Lowes Cos Inc Com	COM	548661-10-7	2463	78500	SH		Sole				78500
Markel Corp Com		COM	570535-10-4	10089	22473	SH		Sole				22473
Marsh & McLennan Cos ComCOM	571748-10-2	3441	104937	SH		Sole				104937
McCormick & Co Inc N-VtgCOM	579780-20-6	4555	83683	SH		Sole				83683
McDonalds Corp		COM	580135-10-1	371	3780	SH		Sole				3780
Microsoft Corp Com	COM	594918-10-4	5043	156362	SH		Sole				156362
Mohawk Inds Inc Com	COM	608190-10-4	869	13070	SH		Sole				13070
Nestle Sa-Adr Repstg	COM	641069-40-6	1373	21787	SH		Sole				21787
Norfolk Southern Corp	COM	655844-10-8	4378	66512	SH		Sole				66512
Paychex Inc		COM	704326-10-7	5754	185661	SH		Sole				185661
Pepsico Inc		COM	713448-10-8	4003	60333	SH		Sole				60333
Pfizer Inc Com		COM	717081-10-3	539	23814	SH		Sole				23814
Philip Morris Intl Inc 	COM	718172-10-9	311	3512	SH		Sole				3512
Procter & Gamble Co	COM	742718-10-9	4938	73471	SH		Sole				73471
Progressive Corp Ohio 	COM	743315-10-3	5056	218119	SH		Sole				218119
Ryl Dtch Shl Plc AdrCl ACOM	780257-80-4	614	8755	SH		Sole				8755
Sandy Spring Bancorp ComCOM	800363-10-3	2490	137024	SH		Sole				137024
Santa Fe Pac Gold Corp	COM	78463v-10-7	302	1862	SH		Sole				1862
St Joe Corporation	COM	790148-10-0	1786	93939	SH		Sole				93939
Sysco Corp		COM	871829-10-7	4575	153204	SH		Sole				153204
TE Connectivity Ltd	COM	H84989-10-4	3365	91574	SH		Sole				91574
Target Corp Com		COM	87612e-10-6	1745	29950	SH		Sole				29950
Tearlab Corp.		COM	878193-10-1	93	27390	SH		Sole				27390
Tyco Intl Ltd New Com	COM	h89128-10-4	3523	62712	SH		Sole				62712
Verizon Communications 	COM	92343v-10-4	315	8240	SH		Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	8794	143696	SH		Sole				143696
Walgreen Co		COM	931422-10-9	4518	134915	SH		Sole				134915
Walt Disney Holding Co	COM	254687-10-6	4197	95873	SH		Sole				95873
Washington Post Co Cl B	COM	939640-10-8	1734	4641	SH		Sole				4641
Washingtn Rl Est Inv Tr	COM	939653-10-1	437	14703	SH		Sole				14703
Wells Fargo & Co (new)	COM	949746-10-1	2948	86340	SH		Sole				86340
Royce Value Trust Inc		780910-10-5	292	20990	SH		Sole				20989.999
SPDR Tr Unit Ser 1		78462f-10-3	272	1929	SH		Sole				1928.91
Source Capital Inc		836144-10-5	260	4913	SH		Sole				4912.751

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